GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill acquired (Details)		1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 12, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Goodwill
Proceeds from disposal of subsidiary			$ 306,910	¥ 1,996,848
Goodwill acquired				¥ 997,123	¥ 1,512,081
Puhua Technology
Goodwill
Percentage of equity interest acquired	60.00%
Total consideration	¥ 2,000,000
Percentage of equity interest sold		60.00%
Proceeds from disposal of subsidiary		¥ 2,000,000
Gain from disposal of subsidiary		¥ 898,203
Qihuang Huizhi
Goodwill
Percentage of equity interest acquired		65.00%	65.00%	65.00%
Total consideration		¥ 650,000
Goodwill acquired		¥ 997,123